Apr. 25, 2025
MML Blend Fund | MML Blend Fund
INVESTMENT OBJECTIVE
This Fund seeks a high total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Initial Class	Service Class
Management Fees	0.41%	0.41%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses(1)	0.50%	0.75%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$51	$160	$280	$628
Service Class	$77	$240	$417	$930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by allocating substantially all of its assets among exchange-traded funds (“ETFs”) providing exposures to various asset classes. The Fund’s subadviser, BlackRock Investment Management, LLC (“BlackRock”), determines the Fund’s asset allocation strategy and implements this strategy by selecting ETFs for investment and determining the amounts of the Fund’s assets to be invested in each. The ETFs BlackRock will consider for investment by the Fund will provide exposures to U.S. equity securities or to fixed-income securities. The ETFs are advised by an affiliate of BlackRock.
The Fund typically invests approximately 60% of its net assets in U.S. equity ETFs and approximately 40% of its net assets in fixed income ETFs. Equity ETFs may include funds that provide exposures to, among other things, domestic equity securities, including common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants, of issuers of any size, as well as real estate investment trusts (“REITs”). Fixed income ETFs may include funds that provide exposures to, among other things, domestic and non-U.S. bonds, U.S. Government securities, non-U.S. sovereign obligations, mortgage-backed securities, securities below investment grade (“junk” or “high yield” bonds, including securities in default), bank loans, and cash or money market instruments.
The Fund’s equity allocation may include equity exposures chosen by reference to, for example, style (including both value and growth funds), market capitalization (including both large-cap and small-cap funds), or other factors. The Fund’s fixed-income allocation may include exposures chosen by reference to, for example, sector (including government, corporate, agency, mortgage-backed securities, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including securities below investment grade (“junk” or “high yield” bonds, including securities in default)), geographic location, or other factors. The percentage allocation to the various types of equity and fixed-income securities are determined at the discretion of BlackRock.
BlackRock will typically rebalance to these strategic targets on a quarterly basis. BlackRock may at any time reassess and make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment objective and strategy, including revising the weightings among the investments described above and adding or removing ETFs from the asset allocation strategy. Actual allocations between equity and fixed income investments will typically not vary from the Fund’s target asset allocations by more than 10%, although BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.
ETFs in which the Fund invests may use derivatives contracts to achieve their investment objectives. Use of derivatives by an ETF may create investment leverage.
An ETF may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an ETF may be restricted as to resale or otherwise considered to be illiquid. The Fund or an ETF may enter into repurchase agreement transactions. The Fund will bear a pro rata share of the ETFs’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the ETFs.
Through its investments in ETFs, the Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. A description of the ETFs in which the Fund expects to invest is included in Appendix D of the Statement of Additional Information (“SAI”).
Because the Fund will invest substantially all of its assets in ETFs advised by an affiliate of BlackRock, the Fund will not invest in ETFs advised or sponsored by others, even if they are less expensive or have better historical performance records. BlackRock does not receive a subadvisory fee for its services; it does, however, receive fees from the ETFs in which the Fund invests. BlackRock will be subject to a conflict of interest in selecting ETFs, because its selection of ETFs might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. BlackRock has advised the Fund that, as a fiduciary to the Fund, BlackRock has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of BlackRock.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and two additional indexes, each of which MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index and Custom Balanced Index). The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Initial Class Shares

Highest Quarter:	2Q ’20,	15.38%	Lowest Quarter:	1Q ’20,	-14.58%

Average Annual Total Returns (for the periods ended December 31, 2024)
		One Year	Five Years	Ten Years
Initial Class	MML Blend Fund	14.64%	7.86%	7.90%
Service Class	MML Blend Fund	14.36%	7.59%	7.63%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Lipper Balanced Fund Index (reflects no deduction for taxes)		10.83%	6.80%	6.78%
Custom Balanced Index (reflects no deduction for fees, expenses, or taxes)(2)		15.13%	8.80%	8.57%

	One Year	Five Years	Ten Years
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

(2)
The Custom Balanced Index is a hypothetical custom index which comprises the S&P 500 Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%).